CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
	2024	2023
	US$’000	US$’000
Cash on hand and cash at banks	34,035	37,970
Balances per statement of cash flows	34,035	37,970